Subsequent events - Additional Information (Details) - Sarcos Corp and Subsidiaries $ in Thousands					1 Months Ended
	Sep. 24, 2021 USD ($)	Apr. 04, 2021 USD ($)	Mar. 31, 2021 shares	Feb. 16, 2021 USD ($)	Mar. 03, 2021 USD ($)	Jul. 31, 2021 USD ($) employee
Subsequent Event [Line Items]
Acquired non controlling interest shares purchase price				$ 200
Subsequent Event [Member]
Subsequent Event [Line Items]
Loan remaining term					5 years
Annual interest rate					1.00%
Number of former employees | employee						7
Due to employees,						$ 1,500
Business combination, consideration received	$ 232,600
Subsequent Event [Member] | Zepto
Subsequent Event [Line Items]
Acquired non controlling interest shares purchase price				$ 200
Subsequent Event [Member] | Ben Wolff
Subsequent Event [Line Items]
Restricted stock award granted | shares			1,000,000
Restricted stock award vest term			15 months
Subsequent Event [Member] | Palantir Technologies
Subsequent Event [Line Items]
Professional and contract services expense term		6 years
Professional and contract services expense		$ 42,000
Commit to spend per month		150
Investing for merger transaction		$ 21,000
Subsequent Event [Member] | Minimum
Subsequent Event [Line Items]
Debt instrument eligible for forgiveness term					8 months
Subsequent Event [Member] | Maximum
Subsequent Event [Line Items]
Debt instrument eligible for forgiveness term					24 months
Paycheck Protection Plan Loan Member | Subsequent Event [Member]
Subsequent Event [Line Items]
Loans Granted					$ 2,000
Loans Received					$ 2,000